Intangible Asset (Tables)	12 Months Ended
Sep. 30, 2025
Intangible Asset [Abstract]
Schedule of Intangible Asset
	As of September 30,		As of September 30,
	2025	2025	2024
	HK$	US$	HK$
Software	5,116,814	657,612	5,116,814
Less: amortization	(1,535,044)	(197,284)	(1,023,363)
Less: impairment loss	(3,581,770)	(460,328)	—
Software, net	—	—	4,093,451